Shareholders' equity	12 Months Ended
Dec. 31, 2025
Shareholders' equity
Shareholders' equity
6.	Shareholders’ equity

Outstanding common shares at December 31, 2025 and 2024 are as follows:

	December 31, 2025		December 31, 2024
	Number of	Amount	Number of	Amount
For the years ended,	shares	($)	Shares	($)
Common shares outstanding, beginning of year	42,913,463	$26,046,222	43,038,463	$26,046,222
Repurchase of common shares	—	—	(125,000)	—
Contributed capital from net equity raise	4,569,770	22,820,892	—	—
Shares issued on exercise of stock options (Note 7a)	3,443,399	1,428,375	—	—
Spin-Out of 1554997 BC Ltd.	—	(13,751,289)	—	—
Return of capital	—	(1,072,837)	—	—
	50,926,632	$35,471,363	42,913,463	$26,046,222

Common shares

As of December 31, 2025, the Company was authorized to issue an unlimited number of common shares without par value, subject the approval of the Company’s Board of Directors (the “Board”). In December 2024, the Company repurchased and cancelled 125,000 common shares for no consideration. In February 2025, the Company declared a return of capital in the amount of $1.1 million or $0.025 per share of common share outstanding, which was paid in cash. In December 2025, the Company declared a return of capital, in the amount of $13.8 million or $0.27 per share of common share outstanding in connection with the Spin-Out, which was satisfied through the distribution of shares of 1554997 B.C. Ltd (Note 1 and Note 15). During the year ended December 31, 2025, the Company issued 4,569,770 common shares through a private placement. Net proceeds from the private placement were $22.8 million after deducting issuance costs of $28 thousand.

Subscription receipts

In July 2025, the Company entered into a subscription receipt agreement with Odyssey Trust Company (“Odyssey”), as amended on December 17, 2025, providing for the issuance of up to 4,000,000 subscription receipts at $5.00 per share for a total consideration of $20.0 million, which is held in escrow by Odyssey. Upon receipt of conditional approval for the public listing of the Company’s shares on a national stock exchange prior to March 31, 2026, the subscription receipts will automatically convert to common shares and the Company will be entitled to the cash proceeds. If the Company does not meet the escrow release requirements, namely written confirmation of conditional approval from a national stock exchange in connection with the public listing of the Company and delivery of a release notice to Odyssey by the Company certifying that the release conditions have been achieved prior to March 31, 2026, the cash proceeds held by Odyssey and any interest earned will be returned to the investors. During the year ended December 31, 2025, $15.7 million of gross proceeds was received by Odyssey related to 3,134,481 subscriptions receipts sold under this arrangement. The subscription receipt agreement operates as a forward contract for the issuance of shares. Upon receipt of conditional approval for the public listing of the Company’s shares prior to March 31, 2026, the Company is obligated to issue a fixed number of shares for a fixed amount of cash, therefore the instruments will be equity classified. All proceeds were paid directly to Odyssey and only upon the public listing of the Company’s shares and the release of the proceeds from escrow will the Company record the issuance of the common shares and receipt of the financing proceeds. The Company does not have significant decision making authority in directing the activities of the escrow agent and does not have significant risks and rewards associated with the cash proceeds. The Company only has the ability to obtain the economic benefits that flows from investing the cash if the Company meets the escrow release requirements. Accordingly, as of December 31, 2025, the proceeds from the subscription receipts are not reflected as an asset and corresponding liability in the Company’s financial statements.

Standby Equity Purchase Agreement

In July 2025, the Company entered into a Standby Equity Purchase Agreement (the “SEPA”) with YA II PN, LTD. (“Yorkville”). Under the SEPA, upon the public listing of the Company’s shares and the close of the subsequent receipt financing, Yorkville is committed to buying up to $100.0 million of the Company’s common shares during the 36 months following the effective date of the SEPA. The Company, at its sole discretion, has the right, but not the obligation, to sell to Yorkville common shares at 96% – 97% of market price. The obligation to purchase shares is limited by i) Yorkville’s ownership limitation of 4.99% of the common shares ii) the number of registered common shares of the Company, and iii) the shares issued under the SEPA cannot exceed 19.99% of the issued and outstanding common shares of the Company. As of December 31, 2025, the Company does not have the ability to exercise its right to issues shares as the public listing of the Company’s common shares has not yet occurred. Upon the public listing of the Company’s shares, the Company will owe to Yorkville a $1.0 million commitment fee, payable in shares of common stock or cash, at the Company’s election.